Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - Class B common stock	2 Months Ended
Dec. 31, 2020 shares
Common stock shares subject to forfeiture	1,125,000
Sponsor
Stock issued during period new issues to sponsor	8,625,000